Document and Entity Information	Feb. 22, 2021
Cover [Abstract]
Entity Registrant Name	COOPER TIRE & RUBBER CO
Amendment Flag	false
Entity Central Index Key	0000024491
Document Type	8-K
Document Period End Date	Feb. 22, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-04329
Entity Tax Identification Number	34-4297750
Entity Address, Address Line One	701 Lima Avenue
Entity Address, City or Town	Findlay
Entity Address, State or Province	OH
City Area Code	419
Local Phone Number	423-1321
Entity Address, Postal Zip Code	45840
Security 12b Title	Common Stock, $1 par value per share
Trading Symbol	CTB
Security Exchange Name	NYSE
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false